Common Stock Warrants - Schedule of Warrants Outstanding (Detail) - $ / shares shares in Thousands	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Class of Warrant or Right [Line Items]
Outstanding shares (in shares)	695	785	785	2,188
Exercisable shares (in shares)	695	785
Warrants Expiring Sept 2024
Class of Warrant or Right [Line Items]
Outstanding shares (in shares)		28
Exercise price (in dollars per share)		$ 0.36
Exercisable shares (in shares)		28
Warrants Expiring April 2025
Class of Warrant or Right [Line Items]
Outstanding shares (in shares)		63
Exercise price (in dollars per share)		$ 0.80
Exercisable shares (in shares)		63
Warrants Expiring Feb 2025
Class of Warrant or Right [Line Items]
Outstanding shares (in shares)	695	694
Exercise price (in dollars per share)	$ 2.28	$ 2.28
Exercisable shares (in shares)	695	694